Regulatory Matters - The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital to adjusted total assets, Actual Amount	$ 95,709	$ 92,803
Tier 1 leverage capital to adjusted total assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	36,137	34,392
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	45,171	42,990
Total capital to risk weighted assets, Actual Amount	100,535	98,915
Total capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	50,352	48,864
Total capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	62,940	61,080
Tier 1 capital to risk weighted assets, Actual Amount	95,709	92,803
Tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	37,764	36,648
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	50,352	48,864
Common equity tier 1 capital to risk weighted assets, Actual Amount	95,709	92,803
Common equity tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	$ 28,323	$ 27,486
Tier 1 leverage capital to adjusted total assets, Actual Ratio	10.60%	10.80%
Tier 1 leverage capital to adjusted total assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	4.00%	4.00%
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Actual Ratio	16.00%	16.20%
Total capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	8.00%	8.00%
Total capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Ratio	15.20%	15.20%
Tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	6.00%	6.00%
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	8.00%	8.00%
Common equity tier 1 capital to risk weighted assets, Actual Ratio	15.20%	15.20%
Common equity tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	4.50%	4.50%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital to adjusted total assets, Actual Amount	$ 95,123	$ 91,617
Tier 1 leverage capital to adjusted total assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	36,090	34,315
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	45,112	42,894
Total capital to risk weighted assets, Actual Amount	99,949	97,729
Total capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	50,314	48,753
Total capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	62,892	60,941
Tier 1 capital to risk weighted assets, Actual Amount	95,123	91,617
Tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	37,735	36,764
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	50,314	48,753
Common equity tier 1 capital to risk weighted assets, Actual Amount	95,123	91,617
Common equity tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	28,301	27,423
Common equity tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	$ 40,880	$ 39,611
Tier 1 leverage capital to adjusted total assets, Actual Ratio	10.50%	10.70%
Tier 1 leverage capital to adjusted total assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	4.00%	4.00%
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Actual Ratio	15.90%	16.00%
Total capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	8.00%	8.00%
Total capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Ratio	15.10%	15.00%
Tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	6.00%	6.00%
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	8.00%	8.00%
Common equity tier 1 capital to risk weighted assets, Actual Ratio	15.10%	15.00%
Common equity tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	4.50%	4.50%
Common equity tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	6.50%	6.50%